Derivatives (Earned Income On Derivatives) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Derivative Instruments, Gain (Loss) [Line Items]
Total earned income	$ 66	$ 141	$ 126
Derivatives Designated as Hedging Instruments [Member] | Net Investment Income [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Total earned income	2	2	2
Derivatives Designated as Hedging Instruments [Member] | Interest Credited to Policyholder Account Balance [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Total earned income	2	18	41
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Net Derivative Gain (Loss) [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Total earned income	79	127	83
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Policyholder Benefits and Claims [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Total earned income	$ (17)	$ (6)	$ 0